Other Current Assets - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2019
Disclosure Of Other Current Assets [Line Items]
Receivable from related party		$ 17,101
Financial assets at fair value through profit or loss, category [Member]
Disclosure Of Other Current Assets [Line Items]
Receivable from related party	$ 17,101